IndexIQ ETF Trust
(the “Trust”)

Supplement dated March 18, 2010
to the Prospectus dated August 28, 2009

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF

On page 4 of the Prospectus, the last two paragraphs are deleted in their entirety and replaced with the following:

The IQ Hedge Multi-Strategy Tracker ETF seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles. These styles may include but are not limited to macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The IQ Hedge Macro Tracker ETF seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Macro Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

On page 5 of the Prospectus, the first two paragraphs are deleted in their entirety and replaced with the following:

Each Fund is a “fund of funds” which means each invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. Each Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S. (“ETVs”). Such ETFs may include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index by a factor of one or more). Although Underlying Index Components may include inverse ETFs, the Funds themselves will not invest in such ETFs, but rather will invest in futures contracts, swap agreements and forward contracts, reverse repurchase agreements, options on securities, indices and futures contracts, and other financial instruments (collectively, “Financial Instruments”) to achieve inverse exposures, as applicable. The ETFs and ETVs that constitute each Fund’s investments are collectively referred to as “Underlying ETFs.”

The Underlying Indexes generally are based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating indexes that have similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of the hedge funds using a given hedge fund investment style (the “Strategy”). By attempting to replicate beta return characteristics, IndexIQ is trying to generate total return and volatility results of a broad-based hedge fund Strategy over a 12 to 36 month period of time, and not on a daily basis, that are substantially similar to a given Strategy’s returns as publicly reported by third parties unaffiliated with the Funds, the Advisor or the Sub-Advisor.

On page 6 of the Prospectus, the first complete paragraph is deleted in its entirety and replaced with the following:

Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, a Fund may use total return swaps on the indexes on which the Underlying ETFs are based, on the underlying securities or other constituents of such Underlying ETFs, or on the Underlying ETFs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Index. The Funds will not directly employ leverage in their investment strategies; nevertheless, a Fund may indirectly be leveraged if and to the extent the Fund invests in Financial Instruments to replicate an exposure to an inverse ETF that is leveraged.

On page 10 of the Prospectus, the first paragraph under “Index Description” is deleted in its entirety and replaced with the following:

The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles (the “Strategy”). These styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers.

On page 12 of the Prospectus, the first sentence of the first paragraph under “Index Description” is deleted in its entirety and replaced with the following:

The Underlying Index’s objective is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds employing a macro strategy and hedge funds employing an emerging markets strategy (collectively, the “Strategy”).

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

     Supplement dated March 18, 2010
to the Statement of Additional Information dated August 28, 2009

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF

On page B-4 of the Statement of Additional Information, the first and second full paragraphs are deleted in their entirety and replaced with the following:

Each Fund is a “fund of funds” as each invests its assets in the investments included in the Underlying Index, which includes underlying funds. Each Underlying Index consists of a number of components (the “Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components may include exchange-traded funds (“ETFs”) and/or other exchange-traded vehicles issuing equity securities organized in the U.S. (“ETVs”). Such ETFs may include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index by a factor of one or more). Although Underlying Index Components may include inverse ETFs, the Funds themselves will not invest in such ETFs, but rather will invest in futures contracts, swap agreements and forward contracts, reverse repurchase agreements, options on securities, indices and futures contracts, and other financial instruments (collectively, “Financial Instruments”) to achieve inverse exposures, as applicable. The ETFs and ETVs that constitute each Fund’s investments are collectively referred to as “Underlying ETFs.”

The Underlying Indexes generally are based on the premise that hedge fund returns, when aggregated within similar hedge fund investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating indexes that have similar exposures to the same investment strategies and asset classes, IndexIQ seeks to replicate the beta return characteristics of the collective hedge funds within a given hedge fund investment style (a “Strategy”). By attempting to replicate beta return characteristics, IndexIQ is trying to generate total return and volatility results of broad-based hedge fund strategies over an extended period of time, and not on a daily basis, that are substantially similar to a given Strategy’s returns as publicly reported by third parties unaffiliated with the Funds, the Advisor or the Sub-Advisor.

On page B-4 of the Statement of Additional Information, the first sentence of the fifth full paragraph is deleted in its entirety and replaced with the following:

Furthermore, a Fund may invest in one or more Financial Instruments.

Investors Should Retain This Supplement for Future Reference